Equity - Schedule of Treasury Shares (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Number of shares, Beginning Balance	265,461	444,245
Transfers	(358,732)	178,784
Acquisition	477,800
Number of shares, End of Balance	384,529	265,461
Beginning Balance	R$ 13,182	R$ 15,565
Transfers	(17,421)	(2,383)
Acquisition	16,198
Ending Balance	R$ 11,959	R$ 13,182
At December 31, begging	R$ 49.66	R$ 35.04
Transfers	48.56	13.33
Acquisition	33.90
At December 31, ending	R$ 31.10	R$ 49.66